S-K 1602, SPAC Registered Offerings	Nov. 24, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Investment Criteria

We intend to leverage the extensive network and experience of our management team in identifying a suitable target within the financial services industry and structuring a business combination that is attractive to both the target and our public shareholders. We have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. While we intend to use these criteria and guidelines in evaluating prospective businesses, we may deviate from these criteria and guidelines should we see fit to do so:

•        Clear and Sustainable Competitive Advantages:    We intend to target businesses that differentiate themselves from their peers in ways that are difficult to replicate and have clear competitive advantages.

•        High Growth Potential and Cash Flow:    We intend to seek businesses that are well positioned to grow in their respective markets and which have clear plans on how to leverage additional capital to accelerate growth. We expect to target businesses that have had, or expect to have, strong cash flow generation.

•        Experienced Management Teams:    We intend to seek to target businesses that have strong, experienced management teams who we believe may benefit from our financial, managerial and investment expertise as well as our extensive industry networks and insights. We believe that identifying such management teams is particularly important given our target industry.

•        Attractive Valuations:    We intend to only evaluate a business that, based on our due diligence and industry experience, represents an attractive valuation relative to publicly listed companies with similar characteristics or in similar industry segments.

•        Will Benefit from Being a Public Company:    We intend to pursue a business that will benefit from being a public company, including potentially having broader access to capital and a public currency for acquisitions.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. We may decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, and in the event we do so, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation materials or tender offer documents that we would file with the SEC.

SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. If we seek shareholder approval, we will complete our initial business combination only if we receive an ordinary resolution under Cayman Islands law and our amended and restated memorandum and articles of association, which requires the affirmative vote of at least a majority of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 24 months from the closing of this offering (as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	if we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less income taxes payable), divided by the number of then issued and outstanding public shares, subject to applicable law.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]

If we are unable to complete our initial business combination within 24 months from the closing of this offering and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, or by such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less income taxes payable and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein. We expect the pro rata redemption price to be approximately $10.00 per public share (whether or not the underwriters exercise their over-allotment option), without taking into account any interest or other income earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts as a result of claims of creditors, which may take priority over the claims of our public shareholders.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect that it will be necessary to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Duration	36 months
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $205,850,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $236,450,000 if the underwriters’ over-allotment option is exercised in full, $200,000,000 ($10.00 per public share), or $230,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per share), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $4,000,000 (or $4,600,000 if the underwriters’ option to purchase additional units is exercised in full) in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $1,250,000 (regardless of whether the underwriters’ over-allotment option is exercised in full) to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay our income taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our expenses, our income taxes and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provides that, following this offering and prior to the consummation of our initial business combination, except in connection with the conversion of Class B ordinary shares into Class A ordinary shares where the holders of such shares have waived any rights to receive funds from the trust account, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with public shares on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 205,850,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties: duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Husnu Akin Babayigit	Tripledot Holdings		Co-Founder, President, Board Member
	Arcadia Gaming Advisors LLP		Managing Director
	Iron Games Limited		Director
	Vento Games Ltd		Director
	Tripledot Studios Development Company Limited		Director
	Flow games		Director
	Bold games		Director
	Layer.ai		Director
	Moonstep games		Director
	Sugar games		Director
	Bercadia Limited		Director
Orkun Kilic	Berry Street Capital Management LLP	Asset Management	Founder, CIO
	Ascendx Angel SPV LLP		Director
	Leeko Limited		Director
	Arcadia Gaming Advisors LLP		Director
	Bercadia Limited		Director
Nimika Karadia	Berry Street Capital Management LLP	Asset Management	CFO and COO
	Knowsis Limited		Director
	enNKaye Consulting Limited		Director
	Midland Robotics Ltd		Director
	Parentmonitor Ltd		Director
Debra Schwartz	H1 Insights, Inc.	Health tech	Chief Financial Officer
	Lemonade, Inc.		Director
Bedii Can Yücaoğlu	Map Capital Partners	Investment	Managing Director
	Tarkim Tarmsal Kimya Tek.San.ve Tic A.S.	Chemicals	Director
	Turkuaz Turizm Yatmm ve Tic.A.S.	Real estate	Director
	MAP E-Ticaret ve Veri Hizmetleri A.S.	Technology	Director
	Burda Bebek Drunleri San.ve Tic.A.S.	Baby products	Director
	Damarguc, Plastik San.ve Tic.A.S.		Director
	Silahtarağa Gayrimenkul Yat.A.S.	Real estate	Director
	Robust Ventures Limited		Director
Sean Davey Ryan	Enigma Lake Holdings, Inc	iGaming	CEO and Director
	LottaHoney		Director

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances, what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders, provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she may be required to honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

In addition, our sponsor and our officers and directors may sponsor or form other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPACs with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) six months after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination, the founder shares will be released from the lockup. The private placement units (including the Class A ordinary shares underlying these private placement units) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $3,875,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.003 per share) and the $3,850,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.

•        certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Similarly, if we agree to pay our sponsor or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would not receive any financial benefit unless we consummated such business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor (including its members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares, and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction) in favor of our initial business combination.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” for more information.

As of August 12, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.13	$6.51	$3.49	$5.52	$4.48	$3.73	$6.27	$(0.54)	$10.54
Assuming No Exercise of Over-Allotment Option
$7.10	$6.47	$3.53	$5.48	$4.52	$3.68	$6.32	$(0.61)	$10.61

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Daedalus Special Acquisition LLC	Office space, management, operations and administrative and shared personnel support services, provided by an affiliate of the sponsor	$10,000 per month to be paid by the Company
	385,000 Private Placement Units to be purchased simultaneously with the closing of this offering	$3,850,000
Daedalus Special Acquisition LLC, our officers, directors, or our or their affiliates	7,666,667 Class B Ordinary Shares(1)	$25,000
	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses

Up to $1,500,000 in working capital loans, which loans may be convertible into private placement-equivalent units of the post-business combination entity at a price of $10.00 per unit at the option of the lender

Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares

Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 25% of sum of the issued Class A ordinary shares, determined as discussed elsewhere in this prospectus. Additionally, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 25% of our issued and outstanding ordinary shares upon the consummation of this offering.

Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion; increase or decrease of the Class B ordinary shares if the size of the offering is increased or decreased

Daedalus Special Acquisition LLC, our officers, directors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees(2)

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

(1)     Up to 1,000,000 of the founder shares may be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. Our independent directors will each receive, for their services as a director, an indirect interest in 30,000 founder shares through membership interests in our sponsor, and our Chief Financial Officer will receive an indirect interest in 25,000 founder shares through membership interests in our sponsor, but none of such persons will have any right to control the sponsor or participate in any decision regarding the disposal of any security held by the sponsor, or otherwise. Husnu Akin Babayigit and Orkun Kilic, our Co-Chief Executive Officers, through their ownership in the sponsor and as the managers of our sponsor, will have an beneficial ownership interest in 7,666,667 founder shares (up to 1,000,000 of which are subject to forfeiture by depending on the extent to which the underwriter’s over-allotment option is exercised). Our Co-Chief Executive Officers, as the managers of our sponsor, have the right to control the sponsor and participate in the decision regarding the disposal and voting of any security held by the sponsor.

(2)      As of the date of this prospectus, no such arrangements are currently in place.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the net tangible book value (NTBV) per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of issued and outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private placement units) and (B) assume the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the over-allotment option is exercised in full) and 7,666,667 founder shares (up to 1,000,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of August 12, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.13	$6.51	$3.49	$5.52	$4.48	$3.73	$6.27	$(0.54)	$10.54
Assuming No Exercise of Over-Allotment Option
$7.10	$6.47	$3.53	$5.48	$4.52	$3.68	$6.32	$(0.61)	$10.61

For purposes of presenting the Maximum Redemption scenario, we have reduced our NTBV after this offering (assuming no exercise of the underwriters’ option to purchase additional units) by $200,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or general meeting, including interest, divided by the number of Class A ordinary shares sold in this offering).

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Increase attributable to public shareholders	7.10	7.13	6.47	6.51	5.48	5.52	3.68	3.73	(0.61)	(0.54)
Pro forma net tangible book value after this offering and the sale of the placement units	7.10	7.13	6.47	6.51	5.48	5.52	3.68	3.73	(0.61)	(0.54)
Dilution to public shareholders	$2.90	$2.87	$3.53	$3.49	$4.52	$4.48	$6.32	$6.27	$10.61	$10.54
Percentage of dilution to public shareholders	28.98%	28.71%	35.26%	34.95%	45.19%	44.80%	63.23%	62.71%	106.13%	105.40%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(16,927)	$(16,927)	$(16,927)	$(16,927)	$(16,927)	$(16,927)	$(16,927)	$(16,927)	$(16,927)	$(16,927)
Net proceeds from this offering and the sale of the private placement units(1)	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000
Less: Deferred underwriting commissions	(7,000,000)	(8,050,000)	(6,500,000)	(7,475,000)	(6,000,000)	(6,900,000)	5,500,000	(6,325,000)	(5,000,000)	(5,750,000)
Less: Over-allotment liability	(706,000)	—	(706,000)	—	(706,000)	—	(706,000)	—	(706,000)	—
Less: Amounts paid for redemptions(2)	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
	$193,552,073	$223,208,073	$144,052,073	$166,283,073	$94,552,073	$109,358,073	$45,052,073	$52,433,073	$(4,447,927)	$(4,491,927)
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Denominator:
Ordinary shares outstanding prior to this offering	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667
Ordinary shares forfeited if over-allotment is not exercised	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—
Class A Ordinary shares included in the units offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private Placement units	585,000	645,000	585,000	645,000	585,000	645,000	585,000	645,000	585,000	645,000
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
	27,251,667	31,311,667	22,251,667	25,561,667	17,251,667	19,811,667	12,251,667	14,061,667	7,251,667	8,311,667

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $600,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $4,000,000 (or $4,600,000 if the underwriters’ option to purchase additional units is exercised in full) in the aggregate, payable to the underwriters (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2) If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.